Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2019
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on loans, allowance for loan losses, credit quality, value of collateral and impaired loans.
Loans
end of	2Q19	1Q19	4Q18
Loans (CHF million)
Mortgages	108,919	108,701	107,845
Loans collateralized by securities	44,317	43,126	42,034
Consumer finance	4,965	4,537	3,905
Consumer	158,201	156,364	153,784
Real estate	27,857	26,865	26,727
Commercial and industrial loans	87,731	88,305	85,698
Financial institutions	16,933	18,488	18,494
Governments and public institutions	4,066	4,027	3,893
Corporate & institutional	136,587	137,685	134,812
Gross loans	294,788	294,049	288,596
of which held at amortized cost	281,951	278,744	273,723
of which held at fair value	12,837	15,305	14,873
Net (unearned income)/deferred expenses	(109)	(113)	(113)
Allowance for loan losses	(882)	(966)	(902)
Net loans	293,797	292,970	287,581
Gross loans by location (CHF million)
Switzerland	163,225	161,797	160,444
Foreign	131,563	132,252	128,152
Gross loans	294,788	294,049	288,596
Impaired loan portfolio (CHF million)
Non-performing loans	1,183	1,232	1,203
Non-interest-earning loans	310	324	300
Non-performing and non-interest-earning loans	1,493	1,556	1,503
Restructured loans	274	282	299
Potential problem loans	268	310	390
Other impaired loans	542	592	689
Gross impaired loans	2,035	2,148	2,192
Allowance for loan losses by loan portfolio
	2Q19			1Q19			2Q18
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	181	785	966	187	715	902	204	654	858
Net movements recognized in statements of operations	10	5	15	12	63	75	16	44	60
Gross write-offs	(25)	(87)	(112)	(23)	(6)	(29)	(15)	(27)	(42)
Recoveries	2	10	12	1	2	3	2	8	10
Net write-offs	(23)	(77)	(100)	(22)	(4)	(26)	(13)	(19)	(32)
Provisions for interest	3	7	10	2	9	11	4	3	7
Foreign currency translation impact and other adjustments, net	0	(9)	(9)	2	2	4	2	10	12
Balance at end of period	171	711	882	181	785	966	213	692	905
of which individually evaluated for impairment	130	446	576	140	509	649	172	474	646
of which collectively evaluated for impairment	41	265	306	41	276	317	41	218	259
Gross loans held at amortized cost (CHF million)
Balance at end of period	158,176	123,775	281,951	156,339	122,405	278,744	155,258	117,711	272,969
of which individually evaluated for impairment [1]	648	1,387	2,035	671	1,477	2,148	633	1,469	2,102
of which collectively evaluated for impairment	157,528	122,388	279,916	155,668	120,928	276,596	154,625	116,242	270,867
	6M19			6M18
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	187	715	902	220	662	882
Net movements recognized in statements of operations	22	68	90	20	76	96
Gross write-offs	(48)	(93)	(141)	(39)	(81)	(120)
Recoveries	3	12	15	5	21	26
Net write-offs	(45)	(81)	(126)	(34)	(60)	(94)
Provisions for interest	5	16	21	6	9	15
Foreign currency translation impact and other adjustments, net	2	(7)	(5)	1	5	6
Balance at end of period	171	711	882	213	692	905
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
	2Q19			1Q19			2Q18
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	[1]	Total
Loans held at amortized cost (CHF million)
Purchases [2]	0	472	472	0	505	505	0	541		541
Reclassifications from loans held-for-sale [3]	0	10	10	0	1	1	0	1		1
Reclassifications to loans held-for-sale [4]	0	555	555	0	1,193	1,193	1	855		856
Sales [4]	0	491	491	0	1,115	1,115	1	799		800
1 Prior period has been corrected.
2 Includes drawdowns under purchased loan commitments.
3 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
4 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Purchases, reclassifications and sales (continued)
in	6M19			6M18
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	[1]	Total
Loans held at amortized cost (CHF million)
Purchases [2]	0	977	977	0	1,034		1,034
Reclassifications from loans held-for-sale [3]	0	11	11	0	1		1
Reclassifications to loans held-for-sale [4]	0	1,748	1,748	1	1,216		1,217
Sales [4]	0	1,606	1,606	1	1,129		1,130
1 Prior period has been corrected.
2 Includes drawdowns under purchased loan commitments.
3 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
4 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q19 (CHF million)
Mortgages	98,707	9,844	368	108,919
Loans collateralized by securities	41,092	3,164	61	44,317
Consumer finance	2,252	2,518	170	4,940
Consumer	142,051	15,526	599	158,176
Real estate	19,909	6,898	130	26,937
Commercial and industrial loans	42,110	39,300	1,143	82,553
Financial institutions	10,789	2,125	87	13,001
Governments and public institutions	1,244	40	0	1,284
Corporate & institutional	74,052	48,363	1,360	123,775
Gross loans held at amortized cost	216,103	63,889	1,959	281,951
Value of collateral [1]	196,992	49,464	1,423	247,879
4Q18 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	40,872	37,633	1,268	79,773
Financial institutions	10,715	2,138	86	12,939
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	72,180	46,318	1,464	119,962
Gross loans held at amortized cost	210,330	61,287	2,106	273,723
Value of collateral [1]	192,579	47,999	1,456	242,034
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days		31–60 days	61–90 days	More than 90 days		Total	Total
2Q19 (CHF million)
Mortgages	108,394	141		80	36	268		525	108,919
Loans collateralized by securities	44,231	13		0	0	73		86	44,317
Consumer finance	4,226	463		47	50	154		714	4,940
Consumer	156,851	617		127	86	495		1,325	158,176
Real estate	26,633	133		40	66	65		304	26,937
Commercial and industrial loans	81,413	360		24	39	717		1,140	82,553
Financial institutions	12,646	264		1	4	86		355	13,001
Governments and public institutions	1,217	66		1	0	0		67	1,284
Corporate & institutional	121,909	823		66	109	868		1,866	123,775
Gross loans held at amortized cost	278,760	1,440		193	195	1,363		3,191	281,951
4Q18 (CHF million)
Mortgages	107,364	155		23	10	293		481	107,845
Loans collateralized by securities	41,936	21		0	0	77		98	42,034
Consumer finance	3,383	286		35	32	146		499	3,882
Consumer	152,683	462		58	42	516		1,078	153,761
Real estate	25,914	63		4	0	84		151	26,065
Commercial and industrial loans	78,439	378		96	82	778		1,334	79,773
Financial institutions	12,768	66	[1]	19	3	83	[1]	171	12,939
Governments and public institutions	1,172	13		0	0	0		13	1,185
Corporate & institutional	118,293	520		119	85	945		1,669	119,962
Gross loans held at amortized cost	270,976	982		177	127	1,461		2,747	273,723
1 Prior period has been corrected.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2Q19 (CHF million)
Mortgages	318	14	332	26	38	64	396	[1]
Loans collateralized by securities	61	13	74	0	0	0	74
Consumer finance	171	6	177	0	1	1	178
Consumer	550	33	583	26	39	65	648
Real estate	86	4	90	0	44	44	134
Commercial and industrial loans	503	231	734	248	183	431	1,165
Financial institutions	44	42	86	0	2	2	88
Corporate & institutional	633	277	910	248	229	477	1,387
Gross impaired loans	1,183	310	1,493	274	268	542	2,035
4Q18 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	223	770	265	272	537	1,307
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	269	936	265	314	579	1,515
Gross impaired loans	1,203	300	1,503	299	390	689	2,192
1
As of the end of 2Q19 and 4Q18, CHF 136 million and CHF 123 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
	2Q19			4Q18
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	313	297	22	278	262	21
Loans collateralized by securities	74	63	18	77	63	35
Consumer finance	175	153	90	174	154	90
Consumer	562	513	130	529	479	146
Real estate	87	79	10	82	73	10
Commercial and industrial loans	786	756	366	773	742	401
Financial institutions	87	82	70	86	84	51
Corporate & institutional	960	917	446	941	899	462
Gross impaired loans with a specific allowance	1,522	1,430	576	1,470	1,378	608
Mortgages	83	83	–	144	144	–
Loans collateralized by securities	0	0	–	1	1	–
Consumer finance	3	3	–	3	3	–
Consumer	86	86	–	148	148	–
Real estate	47	47	–	40	40	–
Commercial and industrial loans	379	379	–	534	534	–
Financial institutions	1	1	–	0	0	–
Corporate & institutional	427	427	–	574	574	–
Gross impaired loans without specific allowance	513	513	–	722	722	–
Gross impaired loans	2,035	1,943	576	2,192	2,100	608
of which consumer	648	599	130	677	627	146
of which corporate & institutional	1,387	1,344	446	1,515	1,473	462
Gross impaired loan detail (continued)
	2Q19			1Q19			2Q18
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	259	1	1	272	0	0	266	1	0
Loans collateralized by securities	68	0	0	73	0	0	98	0	0
Consumer finance	173	0	0	174	1	0	177	1	1
Consumer	500	1	1	519	1	0	541	2	1
Real estate	75	1	1	67	0	0	94	0	0
Commercial and industrial loans	834	5	0	833	4	1	949	2	0
Financial institutions	94	0	0	88	1	0	47	0	0
Corporate & institutional	1,003	6	1	988	5	1	1,090	2	0
Gross impaired loans with a specific allowance	1,503	7	2	1,507	6	1	1,631	4	1
Mortgages	138	1	0	152	1	0	109	1	0
Consumer finance	4	0	0	3	0	0	2	0	0
Consumer	142	1	0	155	1	0	111	1	0
Real estate	43	0	0	42	0	0	3	1	0
Commercial and industrial loans	377	2	0	472	3	1	277	2	0
Financial institutions	9	0	0	8	0	0	0	0	0
Corporate & institutional	429	2	0	522	3	1	280	3	0
Gross impaired loans without specific allowance	571	3	0	677	4	1	391	4	0
Gross impaired loans	2,074	10	2	2,184	10	2	2,022	8	1
of which consumer	642	2	1	674	2	0	652	3	1
of which corporate & institutional	1,432	8	1	1,510	8	2	1,370	5	0
Gross impaired loan detail (continued)
	6M19			6M18
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	264	1	1	260	1	0
Loans collateralized by securities	70	0	0	101	1	1
Consumer finance	173	1	0	177	1	1
Consumer	507	2	1	538	3	2
Real estate	71	1	1	90	0	0
Commercial and industrial loans	832	9	1	928	9	4
Financial institutions	91	1	0	46	0	0
Governments and public institutions	0	0	0	1	0	0
Corporate & institutional	994	11	2	1,065	9	4
Gross impaired loans with a specific allowance	1,501	13	3	1,603	12	6
Mortgages	143	2	0	97	2	0
Consumer finance	4	0	0	3	0	0
Consumer	147	2	0	100	2	0
Real estate	42	0	0	3	1	0
Commercial and industrial loans	424	5	1	300	5	0
Financial institutions	8	0	0	0	0	0
Corporate & institutional	474	5	1	303	6	0
Gross impaired loans without specific allowance	621	7	1	403	8	0
Gross impaired loans	2,122	20	4	2,006	20	6
of which consumer	654	4	1	638	5	2
of which corporate & institutional	1,468	16	3	1,368	15	4
Restructured loans held at amortized cost
	2Q19			1Q19			2Q18
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7	5	29	29
Commercial and industrial loans	6	14	14	0	0	0	0	0	0
Total	6	14	14	1	7	7	5	29	29
	6M19			6M18
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	1	7	7	5	29	29
Commercial and industrial loans	6	14	14	3	15	14
Total	7	21	21	8	44	43
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2Q19		1Q19		2Q18
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13	0	0
Commercial and industrial loans	0	0	0	0	1	36
Total	0	0	1	13	1	36
	6M19		6M18
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	13	0	0
Commercial and industrial loans	0	0	8	76
Total	1	13	8	76
In 6M19, the loan modifications of the Group included interest rate concessions and extended loan repayment terms including the suspension of amortizations.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.
Loans
end of	6M19	2018
Loans (CHF million)
Mortgages	108,919	107,845
Loans collateralized by securities	44,317	42,034
Consumer finance	4,965	3,905
Consumer	158,201	153,784
Real estate	27,857	26,727
Commercial and industrial loans	88,274	86,165
Financial institutions	22,873	23,320
Governments and public institutions	4,066	3,893
Corporate & institutional	143,070	140,105
Gross loans	301,271	293,889
of which held at amortized cost	288,434	279,016
of which held at fair value	12,837	14,873
Net (unearned income)/deferred expenses	(109)	(113)
Allowance for loan losses	(881)	(901)
Net loans	300,281	292,875
Gross loans by location
Switzerland	169,068	165,184
Foreign	132,203	128,705
Gross loans	301,271	293,889
Impaired loans
Non-performing loans	1,183	1,203
Non-interest-earning loans	298	288
Total non-performing and non-interest-earning loans	1,481	1,491
Restructured loans	274	299
Potential problem loans	268	390
Total other impaired loans	542	689
Gross impaired loans	2,023	2,180
Allowance for loan losses by loan portfolio
	6M19			6M18
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	187	714	901	220	661	881
Net movements recognized in statements of operations	22	68	90	20	76	96
Gross write-offs	(48)	(93)	(141)	(39)	(81)	(120)
Recoveries	3	12	15	5	21	26
Net write-offs	(45)	(81)	(126)	(34)	(60)	(94)
Provisions for interest	5	16	21	6	9	15
Foreign currency translation impact and other adjustments, net	2	(7)	(5)	1	5	6
Balance at end of period	171	710	881	213	691	904
of which individually evaluated for impairment	130	445	575	172	473	645
of which collectively evaluated for impairment	41	265	306	41	218	259
Gross loans held at amortized cost (CHF million)
Balance at end of period	158,176	130,258	288,434	155,258	123,228	278,486
of which individually evaluated for impairment [1]	648	1,375	2,023	633	1,457	2,090
of which collectively evaluated for impairment	157,528	128,883	286,411	154,625	121,771	276,396
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
	6M19			6M18
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	[1]	Total
Loans held at amortized cost (CHF million)
Purchases [2]	0	977	977	0	1,034		1,034
Reclassifications from loans held-for-sale [3]	0	11	11	0	1		1
Reclassifications to loans held-for-sale [4]	0	1,748	1,748	1	1,216		1,217
Sales [4]	0	1,606	1,606	1	1,129		1,130
1 Prior period has been corrected.
2 Includes drawdowns under purchased loan commitments.
3 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
4 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M19 (CHF million)
Mortgages	98,707	9,844	368	108,919
Loans collateralized by securities	41,092	3,164	61	44,317
Consumer finance	2,252	2,518	170	4,940
Consumer	142,051	15,526	599	158,176
Real estate	19,909	6,898	130	26,937
Commercial and industrial loans	42,665	39,300	1,131	83,096
Financial institutions	16,729	2,125	87	18,941
Governments and public institutions	1,244	40	0	1,284
Corporate & institutional	80,547	48,363	1,348	130,258
Gross loans held at amortized cost	222,598	63,889	1,947	288,434
Value of collateral [1]	197,038	49,464	1,411	247,913
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	41,352	37,633	1,256	80,241
Financial institutions	15,540	2,138	86	17,764
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	77,485	46,318	1,452	125,255
Gross loans held at amortized cost	215,635	61,287	2,094	279,016
Value of collateral [1]	192,617	47,999	1,444	242,060
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days		31-60 days	61-90 days	More than 90 days		Total	Total
6M19 (CHF million)
Mortgages	108,394	141		80	36	268		525	108,919
Loans collateralized by securities	44,231	13		0	0	73		86	44,317
Consumer finance	4,226	463		47	50	154		714	4,940
Consumer	156,851	617		127	86	495		1,325	158,176
Real estate	26,633	133		40	66	65		304	26,937
Commercial and industrial loans	81,968	360		24	39	705		1,128	83,096
Financial institutions	18,586	264		1	4	86		355	18,941
Governments and public institutions	1,217	66		1	0	0		67	1,284
Corporate & institutional	128,404	823		66	109	856		1,854	130,258
Gross loans held at amortized cost	285,255	1,440		193	195	1,351		3,179	288,434
2018 (CHF million)
Mortgages	107,364	155		23	10	293		481	107,845
Loans collateralized by securities	41,936	21		0	0	77		98	42,034
Consumer finance	3,383	286		35	32	146		499	3,882
Consumer	152,683	462		58	42	516		1,078	153,761
Real estate	25,914	63		4	0	84		151	26,065
Commercial and industrial loans	78,919	378		96	82	766		1,322	80,241
Financial institutions	17,593	66	[1]	19	3	83	[1]	171	17,764
Governments and public institutions	1,172	13		0	0	0		13	1,185
Corporate & institutional	123,598	520		119	85	933		1,657	125,255
Gross loans held at amortized cost	276,281	982		177	127	1,449		2,735	279,016
1 Prior period has been corrected.
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
6M19 (CHF million)
Mortgages	318	14	332	26	38	64	396	[1]
Loans collateralized by securities	61	13	74	0	0	0	74
Consumer finance	171	6	177	0	1	1	178
Consumer	550	33	583	26	39	65	648
Real estate	86	4	90	0	44	44	134
Commercial and industrial loans	503	219	722	248	183	431	1,153
Financial institutions	44	42	86	0	2	2	88
Corporate & institutional	633	265	898	248	229	477	1,375
Gross impaired loans	1,183	298	1,481	274	268	542	2,023
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	211	758	265	272	537	1,295
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	257	924	265	314	579	1,503
Gross impaired loans	1,203	288	1,491	299	390	689	2,180
1
As of the end of 6M19 and 2018, CHF 136 million and CHF 123 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
	6M19			2018
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	313	297	22	278	262	21
Loans collateralized by securities	74	63	18	77	63	35
Consumer finance	175	153	90	174	154	90
Consumer	562	513	130	529	479	146
Real estate	87	79	10	82	73	10
Commercial and industrial loans	774	745	365	761	730	400
Financial institutions	87	82	70	86	84	51
Corporate & institutional	948	906	445	929	887	461
Gross impaired loans with a specific allowance	1,510	1,419	575	1,458	1,366	607
Mortgages	83	83	–	144	144	–
Loans collateralized by securities	0	0	–	1	1	–
Consumer finance	3	3	–	3	3	–
Consumer	86	86	–	148	148	–
Real estate	47	47	–	40	40	–
Commercial and industrial loans	379	379	–	534	534	–
Financial institutions	1	1	–	0	0	–
Corporate & institutional	427	427	–	574	574	–
Gross impaired loans without specific allowance	513	513	–	722	722	–
Gross impaired loans	2,023	1,932	575	2,180	2,088	607
of which consumer	648	599	130	677	627	146
of which corporate & institutional	1,375	1,333	445	1,503	1,461	461
Gross impaired loan detail (continued)
	6M19			6M18
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	264	1	1	260	1	0
Loans collateralized by securities	70	0	0	101	1	1
Consumer finance	173	1	0	177	1	1
Consumer	507	2	1	538	3	2
Real estate	71	1	1	90	0	0
Commercial and industrial loans	820	9	1	915	9	4
Financial institutions	91	1	0	46	0	0
Governments and public institutions	0	0	0	1	0	0
Corporate & institutional	982	11	2	1,052	9	4
Gross impaired loans with a specific allowance	1,489	13	3	1,590	12	6
Mortgages	143	2	0	97	2	0
Consumer finance	4	0	0	3	0	0
Consumer	147	2	0	100	2	0
Real estate	42	0	0	3	1	0
Commercial and industrial loans	424	5	1	300	5	0
Financial institutions	8	0	0	0	0	0
Corporate & institutional	474	5	1	303	6	0
Gross impaired loans without specific allowance	621	7	1	403	8	0
Gross impaired loans	2,110	20	4	1,993	20	6
of which consumer	654	4	1	638	5	2
of which corporate & institutional	1,456	16	3	1,355	15	4
Restructured loans held at amortized cost
	6M19			6M18
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	1	7	7	5	29	29
Commercial and industrial loans	6	14	14	3	15	14
Total	7	21	21	8	44	43
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	6M19		6M18
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	13	0	0
Commercial and industrial loans	0	0	8	76
Total	1	13	8	76
In 6M19, the loan modifications of the Bank included interest rate concessions and extended loan repayment terms including the suspension of amortizations.